GE INSTITUTIONAL FUNDS

Small-Cap Equity Fund

Supplement dated May 1, 2013

To the Small-Cap Equity Fund Summary Prospectus dated January 28, 2013

Effective May 1, 2013, the summary prospectus dated January 28, 2013 for the GE Institutional – Small-Cap Equity Fund (the “Summary Prospectus”) is revised as follows to reflect the addition of Mike Cervi as a portfolio manager:

On page 4 of the Summary Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions of GE Asset Management
Mike Cervi	Less than 1 year	Senior Vice President, Managing Director – Portfolio Construction of GE Asset Management
Marc Shapiro	1 year	Senior Portfolio Manager of Palisade Capital Management, L.L.C.
Scott T. Brayman, CFA	4 years	Managing Partner and Chief Investment Officer of Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer of GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer of SouthernSun Asset Management, LLC
Frank Latuda, Jr., CFA	2 years	Vice President, Director and Chief Investment Officer of Kennedy Capital Management, Inc.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

Strategic Investment Fund

Supplement dated May 1, 2013

To the Strategic Investment Fund Summary Prospectus dated January 28, 2013

Effective May 1, 2013, the summary prospectus dated January 28, 2013 for the GE Institutional – Strategic Investment Fund (the “Summary Prospectus”) is revised as follows to reflect the addition of Jeffrey Palma as a portfolio manager:

On page 4 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
Jeffrey Palma	Less than 1 year	Senior Vice President, Tactical Asset Allocation
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

(For General Electric Savings & Security Program)

Small-Cap Equity Fund

Supplement dated May 1, 2013

To the Small-Cap Equity Fund Summary Prospectus dated January 28, 2013

Effective May 1, 2013, the summary prospectus dated January 28, 2013 relating to the General Electric Savings & Security Program for the GE Institutional – Small-Cap Equity Fund (the “Summary Prospectus”), is revised as follows to reflect the addition of Mike Cervi as a portfolio manager:

On page 4 of the Summary Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions of GE Asset Management
Mike Cervi	Less than 1 year	Senior Vice President, Managing Director – Portfolio Construction of GE Asset Management
Marc Shapiro	1 year	Senior Portfolio Manager of Palisade Capital Management, L.L.C.
Scott T. Brayman, CFA	4 years	Managing Partner and Chief Investment Officer of Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer of GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer of SouthernSun Asset Management, LLC
Frank Latuda, Jr., CFA	2 years	Vice President, Director and Chief Investment Officer of Kennedy Capital Management, Inc.

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

(For General Electric Savings & Security Program)

Strategic Investment Fund

Supplement dated May 1, 2013

To the Strategic Investment Fund Summary Prospectus dated January 28, 2013

Effective May 1, 2013, the summary prospectus dated January 28, 2013 relating to the General Electric Savings & Security Program for the GE Institutional – Strategic Investment Fund (the “Summary Prospectus”), is revised as follows to reflect the addition of Jeffrey Palma as a portfolio manager:

On page 4 of the Summary Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
Jeffrey Palma	Less than 1 year	Senior Vice President, Tactical Asset Allocation
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

This Supplement should be retained with your Summary Prospectus for future reference.